UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                    FORM 13F
              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO OF SOUTH DAKOTA
Address:    300 NORTH DAKOTA AVE., SUITE 220
            SIOUX FALLS, SD 57104


13F File Number: 12-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARY DOTTERER
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

MARY DOTTERER    DES MOINES, IA    01/05/2005

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F COMBINATION REPORT


                                                      FORM 13F INFORMATION TABLE

                                                VALUE    SHS                 INVSTMT    OTHER              VOTING AUTHORITY
NAME OF ISSUER     TITLE                          X      PRN     SH   PUT    DISCRTN    MANAGERS        SOLE      SHARED    NONE
SECURITY NAME      OF CLASS          CUSIP      $1000    AMOUNT  PRN  CALL


MEREDITH CORP      COMMON STOCK      589433200   11408    210478 SH          SOLE                      209162
                                                                                                                             1316

                                     589433200  123871   2285435 SH          DEFINED                  2285435


COLUMN TOTALS                                   135279


AGGREGATE TOTAL                                 135279


                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:           $ 135,279

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment Managers with respect to which this report is filed, other than the Manager filing this report.



NONE
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